Earnings per share - Weighted average number of ordinary shares (diluted) (Details) - shares				12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Earnings per share [abstract]
Weighted average number of shares (basic) (in shares)	158,166,534	158,166,534	158,742,282	191,994,398	158,166,534	[1]	158,262,268	[1]
Effect of Share-based Payment arrangements (in shares)				0	130,523		166,789
Weighted average number of ordinary shares (diluted) (in shares)				191,994,398	158,297,057	[1]	158,429,057	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.